Discontinued Operations	6 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 4 – DISCONTINUED OPERATIONS

The Company’s former subsidiary, REIT Holdings (China) Limited (“REIT Holdings”), and its subsidiaries were primarily engaged in the businesses of sales of municipal construction materials, municipal construction projects and equipment manufacture and sales. On December 31, 2024, the Company sold its 100% ownership interest in REIT Holdings to a shareholder holding less-than 5% of Class A shares of the Company (the “Buyer”), for a cash consideration of $80,000 (based on the valuation assessed by a third-party valuation firm), which was fully paid by the Buyer by December 31, 2024. The disposition was completed on December 31, 2024. The Company recorded a loss from the disposition of $3,577,279 for the year ended December 31, 2024.

The discontinued operations represent a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations for the six months ended June 30, 2024 were reported as loss from discontinued operations.

The results of discontinued operations of REIT Holdings for the six months ended June 30, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2025	2024
Revenues	$-	$1,070,278
Cost of revenues	-	835,352
Gross profit	-	234,926
Operating expenses	-	786,560
Gain (loss) from discontinued operations	-	(551,634)
Other income (loss), net	-	342,281
Loss before tax	-	(209,353)
Income tax benefit	-	(16,380)
Net loss from discontinued operations	$-	$(192,973)